Other current assets	12 Months Ended
Mar. 31, 2021
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Other current assets
11.	Other current assets
Other current assets consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Advances to suppliers and contractors	US$	70.8	Rs.	5,175.5	Rs.	5,059.7
Taxes recoverable, statutory deposits and dues from government		571.2		41,751.7		42,291.5
Prepaid expenses		166.9		12,201.3		12,180.7
Employee benefits		6.0		439.3		31.0
Others		46.8		3,420.4		3,090.6

Total	US$	861.7	Rs.	62,988.2	Rs.	62,653.5